United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4539

(Investment Company Act File Number)

Federated Hermes Adjustable Rate Securities Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/22

Date of Reporting Period: 08/31/22

Item 1.	Reports to Stockholders

Annual Shareholder Report
August 31, 2022

Share Class | Ticker	A* | FEUGX	Institutional | FEUNX
*formerly, Service Shares

Federated Hermes Adjustable Rate Fund
Fund Established 1985

A Portfolio of Federated Hermes Adjustable Rate Securities Trust
Dear Valued Shareholder,
We are pleased to present the Annual Shareholder Report for your fund covering the period from September 1, 2021 through August 31, 2022. This report includes Management’s Discussion of Fund Performance, a complete listing of your fund’s holdings, performance information and financial statements along with other important fund information.
As a global leader in active, responsible investment management, Federated Hermes is guided by our conviction that responsible investing is the best way to create wealth over the long term. The company provides capabilities across a wide range of asset classes to investors around the world.
In addition, FederatedInvestors.com offers quick and easy access to valuable resources that include timely fund updates, economic and market insights from our investment strategists and financial planning tools. You can also access many of those insights by following us on Twitter (@FederatedHermes) and LinkedIn.
Thank you for investing with us. We hope you find this information useful and look forward to keeping you informed.
Sincerely,

J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Management’s Discussion of Fund Performance (unaudited)
The total return of Federated Hermes Adjustable Rate Fund (the “Fund”), based on net asset value for the 12-month reporting period ended August 31, 2022, was -1.08% for the Class A Shares1 and -0.84% for the Institutional Shares. The -0.84% total return of the Institutional Shares consisted of 0.72% in taxable dividends and -1.56% of price depreciation in the net asset value of the shares. The ICE BofA 1-Year US Treasury Note Index (IBA1T),2 the Fund’s broad-based securities market index benchmark, returned -1.53% for the same period. The Fund’s total return for the most recently completed fiscal year reflected actual cash flows, transaction costs and expenses, which were not reflected in the total return of the IBA1T.
During the reporting period, the Fund’s investment strategy focused on sector allocation among adjustable and fixed-rate pass-through securities. This was the most significant factor affecting the Fund’s performance relative to the IBA1T.
The following discussion will focus on the performance of the Fund’s Institutional Shares relative to the IBA1T.
MARKET OVERVIEw
The U.S. economy generated over 5.8 million jobs during the period, driving the unemployment rate from 5.2% to 3.7% on August 31, 2022. Accompanying job growth and economic expansion elevated inflation, which reached the highest level of the past 40 years. The Federal Reserve (the “Fed”) reacted to the strong growth and high inflationary environment by tightening monetary policy.
After an initial 25 basis point (bp) increase in the federal funds target rate at the March 2022 meeting, the Federal Open Market Committee (FOMC) moved aggressively with one 50 bp and two 75 bp moves to end the period with a federal funds rate in a range of 2.25%–2.50%. Additionally, the FOMC began draining assets off the Fed’s balance sheet, which had risen to approximately $8.9 trillion. Shedding assets or “quantitative tightening,” in conjunction with increases in the federal funds target rate, tightened monetary policy to combat inflationary pressures. Market interest rates increased as investors anticipated additional rate increases.
Treasury yields increased across the maturity spectrum, and interest rate sensitive sectors of the economy, such as Housing, reacted accordingly. The combination of home price appreciation and higher mortgage rates reduced affordability for home buyers. Refinance activity was also drastically reduced as the 30-year fixed mortgage rate ended the period at 5.55%, an increase of over 250 bp. Housing activity, as represented by the National Association of Home Builders Index, forecast a substantial reduction in expected sales as rates increased.
Annual Shareholder Report

Higher market yields negatively impacted fixed-income returns across all sectors. Excess returns for spread sectors from securitized assets (mortgage-backed securities (MBS), commercial MBS and asset-backed securities) to corporate debt were negative for the reporting period. Mortgage securities were negatively impacted by extended weighted average lives as rising interest rates extinguished refinance opportunities. Additionally, uncertainty concerning the potential extent and impact of quantitative tightening contributed to wider yield spreads.
During the reporting period, 2- and 10-year U.S. Treasury yields increased 329 bp and 188 bp to 3.50% and 3.20%, respectively.3
SECTOR ALLOCATION
As stated in the Fund’s prospectus, under normal circumstances, at least 80% of portfolio assets must be invested in adjustable-rate securities, including adjustable-rate mortgage pass-throughs and monthly adjustable collateralized mortgage obligations (CMO).4 The Fund utilizes these sectors to pursue its investment objective of providing current income consistent with minimal volatility of principal. While the broad MBS index posted large, negative excess returns, shorter duration MBS sectors, notably floating rate5 CMOs, which comprised a significant portion of portfolio assets, performed well in comparison to Treasury securities. Overall, sector allocation made a large, positive impact on Fund performance.
1
Effective at the start of business July 28, 2022, the existing Service Shares were re-designated as Class A Shares.
2
Please see the footnotes to the line graphs under “Fund Performance and Growth of a $10,000 Investment” below for the definition of, and more information about, the IBA1T.
3
Bond prices are sensitive to changes in interest rates, and a rise in interest rates can cause a decline in their prices.
4
The value of some mortgage-backed securities may be particularly sensitive to changes in prevailing interest rates, and although the securities are generally supported by some form of government or private insurance, there is no assurance that private guarantors or insurers will meet their obligations.
5
Variable and floating rate loans and securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much or as quickly as interest rates in general. Conversely, variable and floating-rate loans and securities generally will not increase in value as much or as quickly as fixed-rate debt instruments if interest rates decline.
Annual Shareholder Report

FUND PERFORMANCE AND GROWTH OF A $10,000 INVESTMENT
The graph below illustrates the hypothetical investment of $10,0001 in the Federated Hermes Adjustable Rate Fund (the “Fund”) from August 31, 2012 to August 31, 2022, compared to the ICE BofA 1-Year US Treasury Note Index (IBA1T).2 The Average Annual Total Return table below shows returns for each class averaged over the stated periods.
Growth of a $10,000 INVESTMENT
Growth of $10,000 as of August 31, 2022

◾ Total returns shown for Class A Shares include the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900).
The Fund offers multiple share classes whose performance may be greater than or less than its other share class(es) due to differences in sales charges and expenses.
Average Annual Total Returns for the Periods Ended 8/31/2022
Share Class*	1 Year	5 Years	10 Years
Class A Shares[3]	-2.10%	0.62%	0.38%
Institutional Shares[4]	-0.84%	0.97%	0.55%
IBA1T	-1.53%	1.04%	.71%
Annual Shareholder Report

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month-end performance and after-tax returns, visit FederatedInvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.
*
Effective at the start of business on July 28, 2022, the former Service Shares were re-designated as new Class A Shares. Previously, effective at close of business on August 2, 2019, the former Institutional Shares had been re-designated as the former Service Shares, an earlier class of Service Shares was converted into the re-designated former Service Shares, and a new Institutional Share class was created.

Represents a hypothetical investment of $10,000 in the Fund after deducting the applicable sales charge: For Class A Shares, the maximum sales charge of 1.00% ($10,000 investment minus $100 sales charge = $9,900). The Fund’s performance assumes the reinvestment of all dividends and distributions. The IBA1T has been adjusted to reflect reinvestment of dividends on securities in the index.

The IBA1T is comprised of a single issue purchased at the beginning of the month and held for a full month. At the end of the month that issue is sold and rolled into a newly selected issue. The issue selected at each month-end rebalancing is the outstanding two-year Treasury note that matures closest to, but not beyond, one year from the rebalancing date. To qualify for selection, an issue must have settled on or before the month-end rebalancing date. The IBA1T is not adjusted to reflect expenses or other fees that the Securities and Exchange Commission requires to be reflected in the Fund’s performance. The index is unmanaged and, unlike the Fund, is not affected by cash flows. It is not possible to invest directly in an index.

For the periods prior to the July 28, 2022 re-designation, the performance information shown for the Class A Shares is for the fund’s former Service Shares and has not been adjusted, except that it includes Class A sales charges. Following the August 2, 2019 changes, the performance for the former Institutional Shares was carried over in the re-designation as the performance of the re-designated former Service Shares.
4
The Fund’s new Institutional Shares (IS) commenced operations on August 5, 2019. For the period prior to the commencement of the Fund’s new IS, the performance information shown is for the Fund’s re-designated former Service Shares, the Fund’s previously existing Institutional Shares. The performance of the Fund’s new IS has not been adjusted since the new IS has a lower expense ratio than the Fund’s previously existing Institutional Shares.
Annual Shareholder Report

Portfolio of Investments Summary Table (unaudited)
At August 31, 2022, the Fund’s portfolio composition1 was as follows:
Type of Investment	Percentage of Total Net Assets
Collateralized Mortgage Obligations	65.7%
U.S. Government Agency Adjustable Rate Mortgage Securities	10.5%
U.S. Government Agency Commercial Mortgage-Backed Securities	7.9%
Asset-Backed Securities	5.4%
U.S. Government Agency Mortgage-Backed Securities	4.0%
U.S. Treasury Securities	3.6%
Non-Agency Mortgage-Backed Securities	0.9%
Cash Equivalents[2]	1.2%
Other Assets and Liabilities—Net[3]	0.8%
TOTAL	100%

1	See the Fund’s Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Annual Shareholder Report

Portfolio of Investments
August 31, 2022
Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— 66.6%
		Federal Home Loan Mortgage Corporation— 28.2%
$ 98,285		REMIC, Series 2380, Class FL, 2.991% (1-month USLIBOR +0.600%), 11/15/2031	$ 99,040
107,808		REMIC, Series 2434, Class FA, 3.391% (1-month USLIBOR +1.000%), 3/15/2032	110,046
38,935		REMIC, Series 2448, Class FA, 3.391% (1-month USLIBOR +1.000%), 1/15/2032	39,683
41,194		REMIC, Series 2452, Class FC, 3.391% (1-month USLIBOR +1.000%), 1/15/2032	41,986
127,709		REMIC, Series 2459, Class FP, 3.391% (1-month USLIBOR +1.000%), 6/15/2032	130,167
33,882		REMIC, Series 2470, Class EF, 3.391% (1-month USLIBOR +1.000%), 3/15/2032	34,586
152,706		REMIC, Series 2475, Class F, 3.391% (1-month USLIBOR +1.000%), 2/15/2032	155,829
116,950		REMIC, Series 2475, Class FD, 2.941% (1-month USLIBOR +0.550%), 6/15/2031	118,072
95,574		REMIC, Series 2480, Class NF, 3.391% (1-month USLIBOR +1.000%), 1/15/2032	97,505
33,363		REMIC, Series 2498, Class AF, 3.391% (1-month USLIBOR +1.000%), 3/15/2032	34,055
3,338,720		REMIC, Series 2906, Class FN, 2.741% (1-month USLIBOR +0.350%), 12/15/2034	3,348,427
124,801		REMIC, Series 3085, Class UF, 2.841% (1-month USLIBOR +0.450%), 12/15/2035	125,577
268,227		REMIC, Series 3156, Class HF, 2.876% (1-month USLIBOR +0.485%), 8/15/2035	270,271
442,706		REMIC, Series 3208, Class FD, 0.796% (1-month USLIBOR +0.400%), 8/15/2036	442,511
430,741		REMIC, Series 3208, Class FG, 2.791% (1-month USLIBOR +0.400%), 8/15/2036	430,552
96,398		REMIC, Series 3213, Class GF, 2.821% (1-month USLIBOR +0.430%), 9/15/2036	96,937
620,931		REMIC, Series 3284, Class AF, 2.701% (1-month USLIBOR +0.310%), 3/15/2037	619,086
895,368		REMIC, Series 3314, Class FE, 0.666% (1-month USLIBOR +0.270%), 5/15/2037	886,898
823,160		REMIC, Series 3346, Class FT, 2.741% (1-month USLIBOR +0.350%), 10/15/2033	824,858
288,926		REMIC, Series 3380, Class FP, 2.741% (1-month USLIBOR +0.350%), 11/15/2036	289,917
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal Home Loan Mortgage Corporation— continued
$ 344,418		REMIC, Series 3550, Class GF, 3.141% (1-month USLIBOR +0.750%), 7/15/2039	$ 350,654
468,933		REMIC, Series 3556, Class FA, 3.301% (1-month USLIBOR +0.910%), 7/15/2037	476,267
178,383		REMIC, Series 3593, Class CF, 2.991% (1-month USLIBOR +0.600%), 2/15/2036	179,591
4,340,136		REMIC, Series 4030, Class HF, 2.389% (1-month USLIBOR +0.390%), 4/15/2042	4,357,256
1,204,599		REMIC, Series 4242, Class F, 2.791% (1-month USLIBOR +0.400%), 8/15/2043	1,199,183
2,114,966		REMIC, Series 4508, Class CF, 2.791% (1-month USLIBOR +0.400%), 9/15/2045	2,121,446
5,280,350		REMIC, Series 4584, Class NF, 2.891% (1-month USLIBOR +0.500%), 5/15/2046	5,308,818
6,498,498		REMIC, Series 4685, Class FA, 2.791% (1-month USLIBOR +0.400%), 5/15/2047	6,509,649
1,831,447		REMIC, Series 4752, Class PF, 2.691% (1-month USLIBOR +0.300%), 11/15/2047	1,820,768
4,836,083		REMIC, Series 4793, Class FD, 2.691% (1-month USLIBOR +0.300%), 6/15/2048	4,824,207
4,761,120		REMIC, Series 4803, Class FA, 2.691% (1-month USLIBOR +0.300%), 6/15/2048	4,728,326
744,503		REMIC, Series 4829, Class FA, 2.641% (1-month USLIBOR +0.250%), 7/15/2037	741,445
1,264,950		REMIC, Series 4915, Class FG, 2.709% (1-month USLIBOR +0.450%), 9/25/2049	1,267,931
947,511		REMIC, Series 4921, Class FN, 2.709% (1-month USLIBOR +0.450%), 10/25/2049	951,850
586,795		REMIC, Series 4959, Class JF, 2.709% (1-month USLIBOR +0.450%), 3/25/2050	587,689
7,319,417		REMIC, Series 4983, Class FJ, 2.709% (1-month USLIBOR +0.450%), 6/25/2050	7,339,582
2,733,374		REMIC, Series 4998, Class KF, 1.864% (SOFR +0.350%), 8/25/2050	2,696,378
		TOTAL	53,657,043
		Federal National Mortgage Association— 31.4%
100,721		REMIC, Series 2001-32, Class FA, 2.809% (1-month USLIBOR +0.550%), 7/25/2031	101,657
46,988		REMIC, Series 2001-57, Class FA, 2.709% (1-month USLIBOR +0.450%), 6/25/2031	47,145
37,720		REMIC, Series 2001-62, Class FC, 2.909% (1-month USLIBOR +0.650%), 11/25/2031	38,193
48,709		REMIC, Series 2001-71, Class FS, 2.859% (1-month USLIBOR +0.600%), 11/25/2031	49,267
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 166,850		REMIC, Series 2002-7, Class FG, 3.159% (1-month USLIBOR +0.900%), 1/25/2032	$ 169,727
79,997		REMIC, Series 2002-8, Class FA, 3.127% (1-month USLIBOR +0.750%), 3/18/2032	81,291
104,882		REMIC, Series 2002-52, Class FG, 2.943% (1-month USLIBOR +0.500%), 9/25/2032	105,714
269,324		REMIC, Series 2002-58, Class FG, 3.259% (1-month USLIBOR +1.000%), 8/25/2032	274,983
43,765		REMIC, Series 2002-60, Class FH, 3.259% (1-month USLIBOR +1.000%), 8/25/2032	44,685
87,105		REMIC, Series 2002-77, Class FA, 3.377% (1-month USLIBOR +1.000%), 12/18/2032	88,923
36,043		REMIC, Series 2002-77, Class FG, 2.927% (1-month USLIBOR +0.550%), 12/18/2032	36,414
107,262		REMIC, Series 2005-67, Class FM, 2.609% (1-month USLIBOR +0.350%), 8/25/2035	107,523
1,619,647		REMIC, Series 2005-95, Class FH, 2.559% (1-month USLIBOR +0.300%), 11/25/2035	1,620,427
128,725		REMIC, Series 2006-11, Class FB, 2.559% (1-month USLIBOR +0.300%), 3/25/2036	128,974
2,647,586		REMIC, Series 2006-42, Class CF, 2.893% (1-month USLIBOR +0.450%), 6/25/2036	2,663,715
1,448,282		REMIC, Series 2006-50, Class FE, 1.067% (1-month USLIBOR +0.400%), 6/25/2036	1,450,223
491,559		REMIC, Series 2006-65, Class DF, 2.609% (1-month USLIBOR +0.350%), 7/25/2036	491,986
192,975		REMIC, Series 2006-76, Class QF, 2.659% (1-month USLIBOR +0.400%), 8/25/2036	193,759
1,295,691		Series 2006-81, Class FA, 2.793% (1-month USLIBOR +0.350%), 9/25/2036	1,299,890
636,212		REMIC, Series 2006-85, Class PF, 2.823% (1-month USLIBOR +0.380%), 9/25/2036	634,377
2,264,338		Series 2006-90, Class FE, 2.893% (1-month USLIBOR +0.450%), 9/25/2036	2,280,951
519,568		REMIC, Series 2006-103, Class FB, 2.659% (1-month USLIBOR +0.400%), 10/25/2036	520,339
1,085,370		REMIC, Series 2006-123, Class CF, 2.519% (1-month USLIBOR +0.260%), 1/25/2037	1,084,060
1,857,200		Series 2006-W1, Class 2AF1, 2.663% (1-month USLIBOR +0.220%), 2/25/2046	1,835,890
85,690		REMIC, Series 2007-20, Class F, 2.519% (1-month USLIBOR +0.260%), 3/25/2037	83,580
1,041,807		REMIC, Series 2007-71, Class WF, 2.709% (1-month USLIBOR +0.450%), 7/25/2037	1,048,229
227,693		REMIC, Series 2007-88, Class FW, 2.809% (1-month USLIBOR +0.550%), 9/25/2037	227,046
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 58,418		REMIC, Series 2007-102, Class FA, 2.829% (1-month USLIBOR +0.570%), 11/25/2037	$ 59,186
257,853		REMIC, Series 2008-69, Class FB, 3.443% (1-month USLIBOR +1.000%), 6/25/2037	264,565
31,878		REMIC, Series 2008-75, Class DF, 3.509% (1-month USLIBOR +1.250%), 9/25/2038	32,745
459,629		REMIC, Series 2009-78, Class UF, 3.029% (1-month USLIBOR +0.770%), 10/25/2039	468,407
750,246		REMIC, Series 2009-87, Class FX, 3.009% (1-month USLIBOR +0.750%), 11/25/2039	761,086
883,683		REMIC, Series 2009-87, Class HF, 3.109% (1-month USLIBOR +0.850%), 11/25/2039	900,873
1,300,044		REMIC, Series 2009-106, Class FN, 3.009% (1-month USLIBOR +0.750%), 1/25/2040	1,320,039
376,693		REMIC, Series 2010-39, Class EF, 2.779% (1-month USLIBOR +0.520%), 6/25/2037	380,250
2,371,882		REMIC, Series 2010-68, Class BF, 2.759% (1-month USLIBOR +0.500%), 7/25/2040	2,391,922
1,476,893		REMIC, Series 2011-4, Class PF, 2.809% (1-month USLIBOR +0.550%), 2/25/2041	1,488,032
399,113		REMIC, Series 2012-65, Class FB, 2.963% (1-month USLIBOR +0.520%), 6/25/2042	399,702
1,179,839		REMIC, Series 2012-122, Class LF, 2.659% (1-month USLIBOR +0.400%), 11/25/2042	1,182,712
1,548,913		REMIC, Series 2012-130, Class DF, 2.659% (1-month USLIBOR +0.400%), 12/25/2042	1,549,533
1,672,780		REMIC, Series 2014-20, Class FB, 2.659% (1-month USLIBOR +0.400%), 4/25/2044	1,678,553
1,195,158		REMIC, Series 2016-32, Class FA, 2.659% (1-month USLIBOR +0.400%), 10/25/2034	1,198,629
912,026		REMIC, Series 2016-83, Class FA, 2.759% (1-month USLIBOR +0.500%), 11/25/2046	918,196
1,856,091		REMIC, Series 2018-15, Class JF, 2.559% (1-month USLIBOR +0.300%), 3/25/2048	1,846,206
5,320,584		REMIC, Series 2018-57, Class FL, 2.559% (1-month USLIBOR +0.300%), 8/25/2048	5,309,708
2,756,645		Series 2018-70, Class HF, 2.793% (1-month USLIBOR +0.350%), 10/25/2058	2,761,975
3,001,744		REMIC, Series 2019-5, Class FA, 2.659% (1-month USLIBOR +0.400%), 3/25/2049	3,009,340
2,888,742		REMIC, Series 2019-21, Class FB, 2.709% (1-month USLIBOR +0.450%), 5/25/2049	2,905,153
2,058,322		REMIC, Series 2019-33, Class FB, 2.709% (1-month USLIBOR +0.450%), 7/25/2049	2,063,539
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	COLLATERALIZED MORTGAGE OBLIGATIONS— continued
		Federal National Mortgage Association— continued
$ 513,156		REMIC, Series 2019-41, Class FC, 2.709% (1-month USLIBOR +0.450%), 8/25/2049	$ 515,121
1,719,925		REMIC, Series 2019-42, Class LF, 2.609% (1-month USLIBOR +0.350%), 8/25/2049	1,725,794
5,577,571		REMIC, Series 2020-27, Class FD, 2.893% (1-month USLIBOR +0.450%), 5/25/2050	5,602,955
2,128,667		Series 2020-34, Class FA, 2.893% (1-month USLIBOR +0.450%), 6/25/2050	2,139,197
		TOTAL	59,582,386
		Government National Mortgage Association— 6.1%
341,852		REMIC, Series 2012-42, Class HF, 2.738% (1-month USLIBOR +0.370%), 3/20/2042	341,557
1,499,168		REMIC, Series 2014-2, Class BF, 2.718% (1-month USLIBOR +0.350%), 1/20/2044	1,500,709
2,279,880		REMIC, Series 2015-119, Class FN, 2.618% (1-month USLIBOR +0.250%), 8/20/2045	2,262,659
3,369,188		REMIC, Series 2018-125, Class AF, 2.618% (1-month USLIBOR +0.250%), 9/20/2048	3,358,691
4,046,604		REMIC, Series 2018-168, Class KF, 2.718% (1-month USLIBOR +0.350%), 12/20/2048	4,054,674
		TOTAL	11,518,290
		Non-Agency Mortgage-Backed Securities— 0.9%
1,838,373		JP Morgan Mortgage Trust 2021-1, Class A11, 2.164% (30-DAY AVERAGE SOFR +0.650%), 6/25/2051	1,715,269
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $126,226,618)	126,472,988
	[1]	ADJUSTABLE RATE MORTGAGES— 10.5%
		Federal Home Loan Mortgage Corporation ARM— 4.2%
538,129		2.047%, 12/1/2034	544,651
1,433,152		2.349%, 7/1/2034	1,437,800
573,648		2.368%, 11/1/2034	590,929
809,532		2.478%, 2/1/2035	825,690
818,179		2.490%, 10/1/2033	828,283
261,504		2.640%, 7/1/2038	262,751
542,517		2.644%, 8/1/2035	557,890
464,219		2.840%, 4/1/2037	471,694
715,287		2.944%, 7/1/2035	727,337
682,702		3.109%, 7/1/2036	691,845
535,866		3.228%, 4/1/2034	548,001
524,775		3.254%, 5/1/2035	532,741
		TOTAL	8,019,612
		Federal National Mortgage Association ARM— 6.3%
571,112		1.497%, 10/1/2034	575,167
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES— continued
		Federal National Mortgage Association ARM— continued
$ 120,444		1.565%, 10/1/2037	$ 121,972
121,337		1.887%, 12/1/2034	122,820
226,792		2.085%, 11/1/2039	231,518
219,879		2.114%, 9/1/2033	222,137
573,065		2.119%, 1/1/2040	583,886
340,162		2.123%, 12/1/2034	349,746
92,032		2.143%, 10/1/2035	95,084
368,286		2.195%, 2/1/2042	374,599
90,733		2.279%, 5/1/2035	92,843
269,680		2.307%, 1/1/2035	277,791
194,977		2.310%, 2/1/2036	197,715
160,355		2.340%, 12/1/2033	164,448
183,181		2.398%, 10/1/2035	189,497
243,028		2.490%, 1/1/2035	246,369
54,351		2.544%, 11/1/2035	55,983
39,714		2.544%, 2/1/2036	40,286
1,092,968		2.649%, 8/1/2039	1,109,436
3,662		2.715%, 7/1/2027	3,642
525,434		2.721%, 5/1/2039	540,063
279,633		2.726%, 6/1/2034	285,033
27,059		2.862%, 4/1/2034	27,395
58,889		2.908%, 5/1/2038	59,507
282,394		3.060%, 8/1/2034	290,269
447,314		3.061%, 7/1/2035	458,493
29,470		3.112%, 5/1/2035	30,016
823,884		3.118%, 10/1/2035	848,244
84,169		3.315%, 5/1/2035	85,771
266,244		3.316%, 7/1/2035	273,811
185,229		3.340%, 6/1/2033	190,044
1,339,039		3.374%, 8/1/2035	1,370,211
1,201,030		3.540%, 7/1/2034	1,238,214
270,304		3.719%, 7/1/2035	276,602
191,785		3.731%, 7/1/2035	196,591
156,230		3.896%, 7/1/2035	159,842
243,431		3.933%, 7/1/2039	250,040
256,365		3.981%, 7/1/2034	265,034
		TOTAL	11,900,119
		Government National Mortgage Association ARM— 0.0%
5,346		1.625%, 7/20/2023	5,301
Annual Shareholder Report

Principal Amount or Shares			Value
	[1]	ADJUSTABLE RATE MORTGAGES— continued
		Government National Mortgage Association ARM— continued
$ 5,663		1.625%, 9/20/2023	$ 5,608
5,830		1.750%, 11/20/2023	5,760
18,457		1.750%, 10/20/2029	18,152
2,947		2.625%, 2/20/2023	2,933
3,411		2.625%, 3/20/2023	3,393
8,700		2.625%, 1/20/2030	8,658
11,039		2.875%, 5/20/2029	10,978
		TOTAL	60,783
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $20,397,786)	19,980,514
		COMMERCIAL MORTGAGE-BACKED SECURITIES— 7.9%
	[1]	Agency Commercial Mortgage-Backed Securities— 7.9%
982,597		FHLMC REMIC, Series KF90, Class AS, 1.468% (SOFR +0.380%), 9/25/2030	969,834
3,346,917		FHLMC REMIC, Series KF94, Class AL, 2.662% (1-month USLIBOR +0.300%), 11/25/2030	3,295,583
1,476,585		FHLMC REMIC, Series KF115, Class AS, 1.298% (30-DAY AVERAGE SOFR +0.210%), 6/25/2031	1,460,074
3,635,334		FHLMC REMIC, Series KF116, Class AS, 1.298% (30-DAY AVERAGE SOFR +0.210%), 6/25/2028	3,590,535
5,000,000		FHLMC REMIC, Series KF122, Class AS, 1.278% (30-DAY AVERAGE SOFR +0.190%), 9/25/2031	4,937,641
730,980		FNMA REMIC, Series 2020-M5, Class FA, 2.833% (1-month USLIBOR +0.460%), 1/25/2027	729,572
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $15,161,102)	14,983,239
		ASSET-BACKED SECURITIES— 5.4%
		Auto Receivables— 1.8%
1,183,000		Chase Auto Owner Trust 2022-AA, Class A2, 4.210%, 10/27/2025	1,180,036
1,500,000	[1]	Ford Credit Floorplan Master Owner Trust 2020-1, Class A2, 2.891% (1-month USLIBOR +0.500%), 9/15/2025	1,504,631
730,000		Honda Auto Receivables Owner Trust 2022-2, Class A2, 3.970%, 3/18/2025	728,649
		TOTAL	3,413,316
	[1]	Credit Card— 2.2%
2,270,000		Discover Card Execution Note Trust 2017-A5, Class A5, 2.991% (1-month USLIBOR +0.600%), 12/15/2026	2,277,608
1,150,000		Discover Card Execution Note Trust 2017-A7, Class A7, 2.751% (1-month USLIBOR +0.360%), 4/15/2025	1,150,105
790,000		Discover Card Execution Note Trust 2018-A2, Class A2, 2.721% (1-month USLIBOR +0.330%), 8/15/2025	790,364
		TOTAL	4,218,077
		Student Loans— 1.4%
391,227		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	348,476
Annual Shareholder Report

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES— continued
		Student Loans— continued
$ 912,875		Navient Student Loan Trust 2021-FA, Class A, 1.110%, 2/18/2070	$ 794,229
948,559		Navient Student Loan Trust 2021-GA, Class A, 1.580%, 4/15/2070	829,984
638,580	[1]	SMB Private Education Loan Trust 2020-BA, Class A1B, 3.491% (1-month USLIBOR +1.100%), 7/15/2053	641,648
		TOTAL	2,614,337
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,522,513)	10,245,730
		MORTGAGE-BACKED SECURITIES— 4.0%
		Federal Home Loan Mortgage Corporation— 2.4%
353,255		4.000%, 9/1/2047	349,664
745,059		4.000%, 3/1/2052	729,104
1,965,868		4.000%, 6/1/2052	1,921,312
1,492,528		4.500%, 8/1/2052	1,484,582
		TOTAL	4,484,662
		Federal National Mortgage Association— 1.6%
115,494		3.000%, 8/1/2023	114,845
1,610,917		3.500%, 6/1/2037	1,584,085
742,799		4.000%, 3/1/2048	734,088
652,007		4.000%, 12/1/2051	640,082
22,742		5.000%, 1/1/2024	22,815
		TOTAL	3,095,915
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,698,178)	7,580,577
		U.S. TREASURIES— 3.6%
		U.S. Treasury Notes— 3.6%
5,000,000	[1]	United States Treasury Floating Rate Notes, 2.930% (91-day T-Bill +0.029%), 9/7/2022	5,003,065
2,000,000		United States Treasury Notes, 1.500%, 2/15/2025	1,906,094
		TOTAL U.S. TREASURIES (IDENTIFIED COST $6,951,052)	6,909,159
		INVESTMENT COMPANY— 1.2%
2,366,327		Federated Hermes Government Obligations Fund, Premier Shares, 2.16%[2] (IDENTIFIED COST $2,366,327)	2,366,327
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $189,323,576)[3]	188,538,534
		OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	1,457,135
		TOTAL NET ASSETS—100%	$189,995,669
Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2022, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 8/31/2021	$3,344,437
Purchases at Cost	$130,823,912
Proceeds from Sales	$(131,802,022)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 8/31/2022	$2,366,327
Shares Held as of 8/31/2022	2,366,327
Dividend Income	$26,665

1
Floating/adjustable note with current rate and current maturity or next reset date shown.
Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2	7-day net yield.
3	Also represents cost of investments for federal tax purposes.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2022.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Collateralized Mortgage Obligations	$—	$126,472,988	$—	$126,472,988
Adjustable Rate Mortgages	—	19,980,514	—	19,980,514
Commercial Mortgage-Backed Securities	—	14,983,239	—	14,983,239
Asset-Backed Securities	—	10,245,730	—	10,245,730
Mortgage-Backed Securities	—	7,580,577	—	7,580,577
U.S. Treasuries	—	6,909,159	—	6,909,159
Investment Company	2,366,327	—	—	2,366,327
TOTAL SECURITIES	$2,366,327	$186,172,207	$—	$188,538,534

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Class A Shares1
(For a Share Outstanding Throughout Each Period)
	Year Ended August 31,
	2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$9.63	$9.65	$9.67	$9.64	$9.67
Income From Investment Operations:
Net investment income (loss)	0.05[2]	0.02	0.15	0.22	0.14
Net realized and unrealized gain (loss)	(0.15)	(0.01)	(0.01)	0.03	(0.03)
Total From Investment Operations	(0.10)	0.01	0.14	0.25	0.11
Less Distributions:
Distributions from net investment income	(0.05)	(0.03)	(0.16)	(0.22)	(0.14)
Net Asset Value, End of Period	$9.48	$9.63	$9.65	$9.67	$9.64
Total Return[3]	(1.08)%	0.09%	1.42%	2.61%	1.15%
Ratios to Average Net Assets:
Net expenses[4]	0.55%	0.53%	0.52%	0.65%	0.65%
Net investment income	0.48%	0.26%	1.63%	2.24%	1.44%
Expense waiver/reimbursement[5]	0.26%	0.31%	0.35%	0.38%	0.33%
Supplemental Data:
Net assets, end of period (000 omitted)	$33,685	$74,655	$93,198	$122,537	$151,186
Portfolio turnover[6]	54%	82%	80%	35%	21%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[6]	53%	51%	67%	35%	21%

1
Effective at the start of business on July 28, 2022, the Fund’s Service Shares were re-designated as Class A Shares. Prior to August 5, 2019, the former Service Shares were designated as the
Institutional Shares.

2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Institutional Shares1
(For a Share Outstanding Throughout Each Period)
	2022	Year Ended August 31,		Period Ended 8/31/2019[2]
		2021	2020
Net Asset Value, Beginning of Period	$9.63	$9.65	$9.67	$9.67
Income From Investment Operations:
Net investment income (loss)	0.09[3]	0.05	0.17	0.02
Net realized and unrealized gain (loss)	(0.17)	(0.02)	(0.01)	—
Total From Investment Operations	(0.08)	0.03	0.16	0.02
Less Distributions:
Distributions from net investment income	(0.07)	(0.05)	(0.18)	(0.02)
Net Asset Value, End of Period	$9.48	$9.63	$9.65	$9.67
Total Return[4]	(0.84)%	0.31%	1.64%	0.18%
Ratios to Average Net Assets:
Net expenses[5]	0.30%	0.30%	0.30%	0.30%[6]
Net investment income	0.93%	0.47%	1.78%	3.10%[6]
Expense waiver/reimbursement[7]	0.26%	0.31%	0.34%	0.38%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$156,311	$65,393	$60,878	$7,773
Portfolio turnover[8]	54%	82%	80%	35%[9]
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)[8]	53%	51%	67%	35%[9]

1	The Fund’s Institutional Shares are a new class of Shares effective as of the close of business on August 2, 2019.
2	Reflects operations for the period from August 5, 2019 (commencement of operations) to August 31, 2019.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.

8	Securities that mature are considered sales for purposes of this calculation.
9	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended August 31, 2019.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2022

Assets:
Investment in securities, at value including $2,366,327 of investments in an affiliated holding* (identified cost $189,323,576)	$188,538,534
Income receivable	226,025
Income receivable from an affiliated holding	8,040
Receivable for investments sold	192,115
Receivable for shares sold	1,377,996
Total Assets	190,342,710
Liabilities:
Payable for shares redeemed	138,972
Income distribution payable	129,866
Payable to adviser (Note 5)	1,204
Payable for administrative fee (Note 5)	406
Payable for custodian fees	7,327
Payable for legal fees	1,170
Payable for share registration costs	11,641
Payable for portfolio accounting fees	37,045
Payable for other service fees (Notes 2 and 5)	7,462
Accrued expenses (Note 5)	11,948
Total Liabilities	347,041
Net assets for 20,040,193 shares outstanding	$189,995,669
Net Assets Consist of:
Paid-in capital	$193,870,043
Total distributable earnings (loss)	(3,874,374)
Total Net Assets	$189,995,669
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:[1]
Net asset value per share ($33,685,137 ÷ 3,552,660 shares outstanding), no par value, unlimited shares authorized	$9.48
Offering price per share (100/99.00 of $9.48)	$9.58
Redemption proceeds per share	$9.48
Institutional Shares:
Net asset value per share ($156,310,532 ÷ 16,487,533 shares outstanding), no par value, unlimited shares authorized	$9.48
Offering price per share	$9.48
Redemption proceeds per share	$9.48

*	See information listed after the Fund’s Portfolio of Investments.
1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective July 28, 2022.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended August 31, 2022

Investment Income:
Interest	$1,772,329
Dividends received from an affiliated holding*	26,665
TOTAL INCOME	1,798,994
Expenses:
Investment adviser fee (Note 5)	392,083
Administrative fee (Note 5)	124,622
Custodian fees	19,128
Transfer agent fees	69,738
Directors’/Trustees’ fees (Note 5)	7,783
Auditing fees	33,380
Legal fees	7,859
Portfolio accounting fees	109,377
Other service fees (Notes 2 and 5)	163,887
Share registration costs	43,624
Printing and postage	23,863
Commitment fee	37,686
Miscellaneous (Note 5)	20,151
TOTAL EXPENSES	1,053,181
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	(382,284)
Reimbursement of other operating expenses (Note 5)	(28,825)
TOTAL WAIVER AND REIMBURSEMENT	(411,109)
Net expenses	642,072
Net investment income	1,156,922
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(732,918)
Net change in unrealized appreciation of investments	(1,729,125)
Net realized and unrealized gain (loss) on investments	(2,462,043)
Change in net assets resulting from operations	$(1,305,121)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets

Year Ended August 31	2022	2021
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,156,922	$571,070
Net realized gain (loss)	(732,918)	(48,997)
Net change in unrealized appreciation/depreciation	(1,729,125)	(198,831)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(1,305,121)	323,242
Distributions to Shareholders:
Class A Shares[1]	(296,399)	(276,895)
Institutional Shares	(803,614)	(377,432)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,100,013)	(654,327)
Share Transactions:
Proceeds from sale of shares	172,680,133	100,759,186
Net asset value of shares issued to shareholders in payment of distributions declared	693,050	392,802
Cost of shares redeemed	(121,021,211)	(114,847,222)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	52,351,972	(13,695,234)
Change in net assets	49,946,838	(14,026,319)
Net Assets:
Beginning of period	140,048,831	154,075,150
End of period	$189,995,669	$140,048,831

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective July 28, 2022.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
August 31, 2022
1. ORGANIZATION
Federated Hermes Adjustable Rate Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of one portfolio: Federated Hermes Adjustable Rate Fund (the “Fund”), a diversified portfolio. The Fund offers two classes of shares: Class A Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income consistent with minimal volatility of principal.
Effective at the start of business on July 28, 2022, the Fund’s existing Service Shares were re-designated as Class A Shares.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
◾
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Annual Shareholder Report

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any over-the-counter derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The detail of the total fund expense waiver and reimbursements of $411,109 is disclosed in Note 5.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares and Institutional Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended August 31, 2022, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares[1]	$163,887

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective July 28, 2022.
For the year ended August 31, 2022, the Fund’s Institutional Shares did not incur other service fees.
Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended August 31, 2022, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2022, tax years 2019 through 2022 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are to-be-announced (TBA) mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 8/31/2022		Year Ended 8/31/2021
Class A Shares:[1]	Shares	Amount	Shares	Amount
Shares sold	3,546,115	$33,768,104	3,457,312	$33,343,803
Shares issued to shareholders in payment of distributions declared	16,722	159,008	15,359	148,148
Shares redeemed	(7,758,991)	(73,967,635)	(5,378,418)	(51,847,925)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(4,196,154)	$(40,040,523)	(1,905,747)	$(18,355,974)
	Year Ended 8/31/2022		Year Ended 8/31/2021
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	14,574,293	$138,912,029	6,993,888	$67,415,383
Shares issued to shareholders in payment of distributions declared	56,168	534,042	25,387	244,654
Shares redeemed	(4,933,332)	(47,053,576)	(6,538,027)	(62,999,297)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	9,697,129	$92,392,495	481,248	$4,660,740
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	5,500,975	$52,351,972	(1,424,499)	$(13,695,234)

1	The Fund’s former Service Shares have been re-designated as Class A Shares, effective July 28, 2022.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended August 31, 2022 and 2021, was as follows:
	2022	2021
Ordinary income	$1,100,013	$654,327
As of August 31, 2022, the components of distributable earnings on a tax-basis were as follows:
Undistributed ordinary income	$53,473
Net unrealized depreciation	$(785,042)
Capital loss carryforwards	$(3,142,805)
At August 31, 2022, the cost of investments for federal tax purposes was $189,323,576. The net unrealized depreciation of investments for federal tax purposes was $785,042. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $566,434 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,351,476.
Annual Shareholder Report

As of August 31, 2022, the Fund had a capital loss carryforward of $3,142,805 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$2,919,782	$223,023	$3,142,805
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.25% of the Fund’s average daily net assets. Prior to July 1, 2021, the annual advisory fee was 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended August 31, 2022, the Adviser voluntarily waived $382,284 of its fee and voluntarily reimbursed $28,825 of other operating expenses.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended August 31, 2022, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the year ended August 31, 2022, FSC did not retain sales charges from the sale of the Class A Shares.
Annual Shareholder Report

Other Service Fees
For the year ended August 31, 2022, FSSC received $421 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Class A Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.55% and 0.30% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) November 1, 2023 or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended August 31, 2022, were as follows:
Purchases	$6,039,463
Sales	$12,689,059
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 22, 2022. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%,
Annual Shareholder Report

plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of August 31, 2022, the Fund had no outstanding loans. During the year ended August 31, 2022, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2022, there were no outstanding loans. During the year ended August 31, 2022, the program was not utilized.
9. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
10. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may continue for an extended period of time and has resulted in substantial economic volatility. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Annual Shareholder Report

11. Recent Accounting Pronouncements
In January 2021, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2021-01 “Reference Rate Reform (Topic 848)”. ASU No. 2021-01 updates and clarifies ASU No. 2020-04, which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of LIBOR and other interbank-offered reference rates. The temporary relief provided by ASU No. 2021-01 is effective immediately for certain reference rate-related contract modifications that occur through December 31, 2022. Management does not expect ASU No. 2021-01 to have a material impact on the financial statements.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Federated Hermes Adjustable Rate Securities Trust and the Shareholders of Federated Hermes Adjustable Rate Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Adjustable Rate Fund (the Fund), a portfolio of Federated Hermes Adjustable Rate Securities Trust, including the portfolio of investments, as of August 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of August 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of August 31, 2022, by correspondence with custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
October 24, 2022
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2022 to August 31, 2022.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2022	Ending Account Value 8/31/2022	Expenses Paid During Period[1]
Actual:
Class A Shares[2]	$1,000	$994.90	$2.77
Institutional Shares	$1,000	$997.20	$1.51
Hypothetical (assuming a 5% return before expenses):
Class A Shares[2]	$1,000	$1,022.43	$2.80
Institutional Shares	$1,000	$1,023.69	$1.53

1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares[2]	0.55%
Institutional Shares	0.30%

2	The Fund’s former Service Shares have been re-designated as Class A Shares, effective July 28, 2022.
Annual Shareholder Report

Board of Trustees and Fund Officers
The Board of Trustees is responsible for managing the Fund’s business affairs and for exercising all the Fund’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2021, the Fund comprised one portfolio(s), and the Federated Hermes Fund Family consisted of 33 investment companies (comprising 102 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Fund Trustees and is available, without charge and upon request, by calling 1-800-341-7400, Option #4.
Interested TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of the Funds in the Federated Hermes Fund Family; President,
Chief Executive Officer and Director, Federated Hermes, Inc.;
Chairman and Trustee, Federated Investment Management Company;
Trustee, Federated Investment Counseling; Chairman and Director,
Federated Global Investment Management Corp.; Chairman and
Trustee, Federated Equity Management Company of Pennsylvania;
Trustee, Federated Shareholder Services Company; Director,
Federated Services Company.
Previous Positions: President, Federated Investment Counseling;
President and Chief Executive Officer, Federated Investment
Management Company, Federated Global Investment Management
Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.

Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John B. Fisher* Birth Date: May 16, 1956 Trustee Indefinite Term Began serving: May 2016
Principal Occupations: Principal Executive Officer and President of
certain of the Funds in the Federated Hermes Fund Family; Director or
Trustee of certain of the Funds in the Federated Hermes Fund Family;
Director and Vice President, Federated Hermes, Inc.; President,
Director/Trustee and CEO, Federated Advisory Services Company,
Federated Equity Management Company of Pennsylvania, Federated
Global Investment Management Corp., Federated Investment
Counseling, Federated Investment Management Company; President
of some of the Funds in the Federated Hermes Fund Family and
Director, Federated Investors Trust Company.
Previous Positions: President and Director of the Institutional Sales
Division of Federated Securities Corp.; President and Director of
Federated Investment Counseling; President and CEO of Passport
Research, Ltd.; Director, Edgewood Securities Corp.; Director,
Federated Services Company; Chairman and Director, Southpointe
Distribution Services, Inc. and President, Technology, Federated
Services Company.

*
Reasons for “interested” status: J. Christopher Donahue and John B. Fisher are interested due to their beneficial ownership of shares of Federated Hermes, Inc. and due to positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee, and Chair of the Board
of Directors or Trustees, of the Federated Hermes Fund Family;
formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, KLX Energy Services Holdings,
Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career.
Mr. Collins previously served as Chairman and CEO of The Collins
Group, Inc. (a private equity firm) and as a Director of KLX Corp.
Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of
America Corp.; Director, FleetBoston Financial Corp.; and Director,
Beth Israel Deaconess Medical Center (Harvard University
Affiliate Hospital).

Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015
Principal Occupations: Director or Trustee, Chair of the Audit
Committee of the Federated Hermes Fund Family; formerly, Vice
Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee,
Equifax, Inc.; Lead Director, Member of the Audit and Nominating and
Corporate Governance Committees, Haverty Furniture Companies,
Inc.; formerly, Director, Member of Governance and Compensation
Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career.
Mr. Hough most recently held the position of Americas Vice Chair of
Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of
Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and
he previously served as an Executive Committee member of the
United States Golf Association.

Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Adjunct Professor Emerita of Law, Duquesne University
School of Law; formerly, Dean of the Duquesne University School of
Law and Professor of Law and Interim Dean of the Duquesne
University School of Law; formerly, Associate General Secretary and
Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation
(formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge
Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge
Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education
and the Supreme Court’s Appellate Court Procedural Rules
Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Regent, Saint Vincent Seminary;
Member, Pennsylvania State Board of Education (public); Director,
Catholic Charities, Pittsburgh; and Director CNX Resources
Corporation (formerly known as CONSOL Energy Inc.). Judge
Lally-Green has held the positions of: Director, Auberle; Director,
Epilepsy Foundation of Western and Central Pennsylvania; Director,
Ireland Institute of Pittsburgh; Director, Saint Thomas More Society;
Director and Chair, Catholic High Schools of the Diocese of
Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director,
St. Vincent College; Director and Chair, North Catholic High
School, Inc.; Director and Vice Chair, Our Campaign for the Church
Alive!, Inc.; and Director, Saint Francis University.

Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Sole Proprietor, Navigator Management Company
(investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity.
Mr. O’Neill previously served as Chief Executive Officer and President,
Managing Director and Chief Investment Officer, Fleet Investment
Advisors; President and Chief Executive Officer, Aeltus Investment
Management, Inc.; General Partner, Hellman, Jordan Management
Co., Boston, MA; Chief Investment Officer, The Putnam Companies,
Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director
and Consultant, EZE Castle Software (investment order management software); Director, The Golisano Children’s Museum of Naples,
Florida; and Director, Midway Pacific (lumber).

Madelyn A. Reilly Birth Date: February 2, 1956 Trustee Indefinite Term Began serving: November 2020
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; formerly, Executive Vice President for Legal Affairs,
General Counsel and Secretary to the Board of Directors, Duquesne
University (Retired).
Other Directorships Held: None.
Qualifications: Ms. Reilly has served in various business and legal management roles throughout her career. Ms. Reilly previously served as Senior Vice President for Legal Affairs, General Counsel and
Secretary to the Board of Directors and Assistant General Counsel and
Director of Risk Management, Duquesne University. Prior to her work at Duquesne University, Ms. Reilly served as Assistant General
Counsel of Compliance and Enterprise Risk as well as Senior Counsel of Environment, Health and Safety, PPG Industries. Ms. Reilly currently serves as a member of the Board of Directors of UPMC
Mercy Hospital.

Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: October 2013
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; Management Consultant; Retired; formerly, Senior Vice
Chancellor and Chief Legal Officer, University of Pittsburgh and
Executive Vice President and Chief Legal Officer, CONSOL Energy Inc.
(now split into two separate publicly traded companies known as
CONSOL Energy Inc. and CNX Resources Corp.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career.
Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western
Pennsylvania and Chairman of the Board, World Affairs Council of
Pittsburgh. Mr. Richey previously served as Chief Legal Officer and
Executive Vice President, CONSOL Energy Inc. and CNX Gas
Company; and Board Member, Ethics Counsel and Shareholder,
Buchanan Ingersoll & Rooney PC (a law firm).

John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: April 1999
Principal Occupations: Director or Trustee of the Federated Hermes
Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director,
Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers
Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc.
(paving contractors).

Annual Shareholder Report

OFFICERS
Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013
Principal Occupations: Principal Financial Officer and Treasurer of the
Federated Hermes Fund Family; Senior Vice President, Federated
Administrative Services; Financial and Operations Principal for
Federated Securities Corp.; and Assistant Treasurer, Federated
Investors Trust Company. Ms. Hensler has received the Certified
Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice
President and Assistant Treasurer, Federated Investors Management
Company; Treasurer, Federated Investors Trust Company; Assistant
Treasurer, Federated Administrative Services, Federated
Administrative Services, Inc., Federated Securities Corp., Edgewood
Services, Inc., Federated Advisory Services Company, Federated
Equity Management Company of Pennsylvania, Federated Global
Investment Management Corp., Federated Investment Counseling,
Federated Investment Management Company, Passport Research,
Ltd., and Federated MDTA, LLC; Financial and Operations Principal for
Federated Securities Corp., Edgewood Services, Inc. and Southpointe
Distribution Services, Inc.

Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005
Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary
and Executive Vice President of the Federated Hermes Fund Family.
He is General Counsel, Chief Legal Officer, Secretary and Executive
Vice President, Federated Hermes, Inc.; Trustee and Senior Vice
President, Federated Investors Management Company; Trustee and
President, Federated Administrative Services; Director and President,
Federated Administrative Services, Inc.; Director and Vice President,
Federated Securities Corp.; Director and Secretary, Federated Private
Asset Management, Inc.; Secretary, Federated Shareholder Services
Company; and Secretary, Retirement Plan Service Company of
America. Mr. Germain joined Federated Hermes, Inc. in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel,
Managing Director of Mutual Fund Services, Federated Hermes, Inc.;
Senior Vice President, Federated Services Company; and Senior
Corporate Counsel, Federated Hermes, Inc.

Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015
Principal Occupations: Senior Vice President and Chief Compliance
Officer of the Federated Hermes Fund Family; Vice President and
Chief Compliance Officer of Federated Hermes, Inc. and Chief
Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined
Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of
Compliance Operating Officer, Federated Hermes, Inc. Prior to joining
Federated Hermes, Inc., Mr. Van Meter served at the United States
Securities and Exchange Commission in the positions of Senior
Counsel, Office of Chief Counsel, Division of Investment Management
and Senior Counsel, Division of Enforcement.

Annual Shareholder Report

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Robert J. Ostrowski Birth Date: April 26, 1963 Chief Investment Officer Officer since: May 2004
Principal Occupations: Robert J. Ostrowski joined Federated Hermes,
Inc. in 1987 as an Investment Analyst and became a Portfolio Manager in 1990. He was named Chief Investment Officer of Federated
Hermes’ taxable fixed-income products in 2004 and also serves as a
Senior Portfolio Manager. Mr. Ostrowski became an Executive Vice
President of the Fund’s Adviser in 2009 and served as a Senior Vice
President of the Fund’s Adviser from 1997 to 2009. Mr. Ostrowski has received the Chartered Financial Analyst designation. He received his
M.S. in Industrial Administration from Carnegie Mellon University.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2022
Federated Hermes Adjustable Rate Fund (the “Fund”)
At its meetings in May 2022 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed
Annual Shareholder Report

reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; Federated Hermes’ business and operations; the Adviser’s investment philosophy, personnel and processes; the Fund’s investment objectives and strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate); the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the financial condition of Federated Hermes; the Adviser’s profitability with respect to the Fund; distribution and sales activity for the Fund; and the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fee and expense structures, including a comparison of management fees paid to the adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements
Annual Shareholder Report

regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the (“Federated Hermes Funds”).
In addition to considering the above-referenced factors, the Board was mindful of the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that in the marketplace there are a range of investment options available to the Fund’s shareholders and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Board recognized that its evaluation process is evolutionary and that the factors considered and emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below), which was deemed by the Board to be a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account Federated Hermes’ communications with the Board in light of the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated
Annual Shareholder Report

Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered the implementation of Federated Hermes’ business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports include, among other items, information on the Fund’s
Annual Shareholder Report

gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark index, performance attribution information and commentary on the effect of market conditions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the periods ended December 31, 2021, the Fund’s performance for the one-year period was above the median of the Performance Peer Group, and the Fund’s performance fell below the median of the Performance Peer Group for the three-year and five-year periods. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board noted that it found the use of such comparisons to be relevant to its evaluation. The Board focused on comparisons with other similar registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds
Annual Shareholder Report

are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board noted that, for the year ended December 31, 2021, the Fund’s investment advisory fee was waived in its entirety. The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund with the Adviser and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive. In 2019, the Board approved a reduction of 30 basis points in the contractual advisory fee. In 2021, the Board approved a reduction of 5 basis points in the contractual advisory fee.
The Board also received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-registered fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing and fund liquidity; (vi) different administrative responsibilities; (vii) different degrees of risk associated with management; and (viii) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s view that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Annual Shareholder Report

Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes, as requested by the CCO. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs on a fund-by-fund basis continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s view that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: personnel, processes and tools for portfolio management, including the use of market data on which portfolio managers make investment decisions; trading operations; ESG integration and issuer engagement on ESG matters; shareholder services; compliance; business continuity; cybersecurity; internal audit and risk management functions; and technology that supports the
Annual Shareholder Report

provision of investment management services. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered Federated Hermes’ reductions in contractual management fees for certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report, which have resulted in benefits being realized by shareholders.
The Board also considered reports on adviser-paid fees (commonly referred to as “revenue sharing”) that were provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes and the CCO believe that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to evaluate the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Annual Shareholder Report

Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund is reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Adjustable Rate Securities Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Adjustable Rate Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of each Federated Hermes Fund’s investment adviser as the administrator for the Program (the “Administrator”) with respect to that Fund. The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2022, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2021 through March 31, 2022 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind, reverse repurchase agreement transactions, redemptions
Annual Shareholder Report

delayed beyond the normal T+1 settlement, but within seven days of the redemption request, and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
◾ confirmation that it was not necessary for the Fund to utilize, and the Fund did not utilize, alternative funding sources during the Period;
◾ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
◾ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
◾ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
◾ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit;
◾ the fact that there were no liquidity events during the Period, that materially affected the Fund’s liquidity risk;
◾ the impact on liquidity and management of liquidity risk caused by extended non-U.S. market closures and confirmation that there were no issues for any of the affected Federated Hermes Funds in meeting shareholder redemptions at any time during these temporary non-U.S. market closures;
◾ circumstances during the Period under which the Administrator convened meetings of the Liquidity Risk Management Committees more frequently than normal to conduct enhanced liquidity risk monitoring, including prior to the Russian invasion of Ukraine.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400, Option #4. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Adjustable Rate Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314082108
CUSIP 314082306
28996 (10/22)
© 2022 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 – $35,049

Fiscal year ended 2021 - $33,380

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $4,690

Fiscal year ended 2021 - $0

Fiscal year ended 2022- Audit consent fee for N-1A filing.

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2022 - $0

Fiscal year ended 2021 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2022 – 0%

Fiscal year ended 2021 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2022 - $23,216

Fiscal year ended 2021 - $13,659

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Adjustable Rate Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 24, 2022

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2022